INQQ The India Internet ETF

Schedule of Investments

November 30, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 100.1%

India — 93.0%
Communication Services — 12.3%
Affle India*	86,919	$1,665,679
Info Edge India	38,730	3,783,928
Nazara Technologies*	82,514	977,419
		6,427,026

Consumer Discretionary — 22.9%
Easy Trip Planners	1,967,336	418,863
FSN E-Commerce Ventures*	1,006,639	2,049,822
Jubilant Foodworks	335,147	2,556,551
MakeMyTrip*	21,898	2,512,577
Zomato*	1,332,699	4,412,455
		11,950,268

Energy — 6.0%
Reliance Industries	205,982	3,150,080

Financials — 38.9%
Angel One	66,986	2,296,731
Bajaj Finance	41,126	3,200,621
ICICI Securities	139,576	1,441,496
Indian Energy Exchange	1,079,272	2,250,477
Jio Financial Services*	746,677	2,901,565
One 97 Communications*	509,090	5,433,045
PB Fintech*	127,693	2,862,112
		20,386,047

Industrials — 4.0%
IndiaMart InterMesh	53,206	1,476,548
TeamLease Services*	17,739	608,454
		2,085,002

Information Technology — 8.9%
CE Info Systems	47,907	993,562
Happiest Minds Technologies	108,679	930,308
Intellect Design Arena	102,556	870,247
Route Mobile	49,440	842,858
Tanla Platforms	119,450	991,762
		4,628,737
		48,627,160
Sweden — 2.3%
Information Technology — 2.3%
Truecaller, Cl B	268,990	1,211,075
Description	Shares	Fair Value

United States — 4.8%
Information Technology — 4.8%
Freshworks, Cl A*	158,834	$2,539,756

Total Common Stock
(Cost $42,065,505)		52,377,991

Total Investments - 100.1%
(Cost $42,065,505)		$52,377,991

Percentages are based on net assets of $52,307,759.

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

3

INQ-QH-001-0600